[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238
MORGAN STANLEY INDIA INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
COMMON STOCKS (97.3%)
(Unless Otherwise Noted)
Auto Components (0.7%)
Apollo Tyres Ltd.	(a)18,750	$19
Balkrishna Industries Ltd.	(a)433,092	5,888
Patheja Forgings & Auto Parts Matufacturers Ltd.	(a)(b)(c)450,000	—
		5,907
Automobiles (2.4%)
Hero Honda Motors Ltd.	1,185	21
Maruti Suzuki India Ltd.	928,700	19,171
		19,192
Biotechnology (1.1%)
Biocon Ltd.	834,593	9,006
Chemicals (0.7%)
Gujarat Fluorochemicals	1,065,433	4,847
ICI India Ltd.	25,000	412
		5,259
Commercial Banks (11.2%)
Axis Bank Ltd.	1,508,700	29,881
HDFC Bank Ltd.	1,464,969	48,483
HDFC Bank Ltd. ADR	48,000	4,715
State Bank of India Ltd. GDR	79,000	6,997
		90,076
Construction & Engineering (6.2%)
Jaiprakash Associates Ltd.	1,327,500	7,516
Larsen & Toubro Ltd.	435,900	33,131
Madhucon Projects Ltd.	750,045	9,579
		50,226
Construction Materials (1.8%)
India Cements Ltd.	1,469,184	6,853
Shree Cement Ltd.	(a)280,370	7,678
		14,531
Containers & Packaging (1.7%)
Ess Dee Aluminium Ltd.	(c)310,519	4,161
Ess Dee Aluminium Ltd. (Pre-preferential)	(b)(c)775,000	9,608
		13,769
Diversified Financial Services (1.9%)
Infrastructure Development Finance Co., Ltd.	2,708,500	10,241
Kotak Mahindra Bank Ltd.	307,400	4,827
		15,068
Electric Utilities (2.7%)
Tata Power Co., Ltd.	742,700	21,819
Electrical Equipment (10.7%)
ABB Ltd.	1,295,179	38,292
Bharat Heavy Electricals Ltd.	716,828	37,005
Jyoti Structures Ltd.	2,685,140	10,716
		86,013
Energy Equipment & Services (3.8%)
Aban Offshore Ltd.	409,435	30,940
Food Products (2.5%)
Nestle India Ltd.	548,184	20,491
Household Products (2.2%)
Hindustan Unilever Ltd.	3,030,100	17,412
Independent Power Producers & Energy Traders (1.1%)
GVK Power & Infrastructure Ltd.	(a)5,634,800	5,668
Reliance Power Ltd.	(a)404,000	3,202
		8,870
Information Technology Services (3.1%)
Infosys Technologies Ltd.	702,000	25,288
Machinery (1.3%)
Praj Industries Ltd.	3,078,300	10,517

Media (7.1%)
Deccan Chronicle Holdings Ltd.	5,414,230	21,882
New Delhi Television Ltd.	833,250	8,049
Television Eighteen India Ltd.	(b)1,262,636	14,925
Zee Entertainment Enterprises Ltd.	2,074,700	12,779
		57,635
Metals & Mining (5.9%)
Hindustan Zinc Ltd.	307,000	4,025
Jindal Steel & Power Ltd.	231,903	12,001
National Aluminum Co., Ltd.	345,000	3,911
Steel Authority of India Ltd.	1,494,900	6,945
Welspun-Gujarat Stahl Ltd.	2,189,000	21,036
		47,918
Multiline Retail (2.0%)
Pantaloon Retail India Ltd.	(b)1,384,699	16,526
Oil & Gas Refining & Marketing (7.3%)
Reliance Industries Ltd.	(a)1,044,500	59,188
Oil, Gas & Consumable Fuels (3.1%)
Cairn India Ltd.	(a)2,639,100	14,820
Oil & Natural Gas Corp., Ltd.	435,100	10,653
		25,473
Personal Products (1.7%)
Marico Ltd.	8,288,136	14,020
Pharmaceuticals (2.4%)
Glenmark Pharmaceuticals Ltd.	1,556,173	18,996
Real Estate (2.5%)
Housing Development & Infrastructure Ltd.	536,900	8,854
Phoenix Mills Ltd.	1,185,493	11,201
		20,055
Software (1.9%)
Geodesic Information Systems Ltd.	3,343,481	15,070
Thrifts & Mortgage Finance (3.0%)
Housing Development Finance Corp.	412,800	24,610
Transportation Infrastructure (0.9%)
Mundra Port and Special Economic Zone Ltd.	(a)483,805	7,016
Wireless Telecommunication Services (4.4%)
Bharti Airtel Ltd.	(a)1,238,000	25,607
Reliance Communications Ltd.	749,400	9,540
		35,147
TOTAL COMMON STOCKS (Cost $604,995)		786,038
SHORT-TERM INVESTMENT (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $1,546)	(d)1,546,069	1,546
TOTAL INVESTMENTS + (97.5%) (Cost $606,541)		(e)787,584
OTHER ASSETS IN EXCESS OF LIABILITIES (2.5%)		20,365
NET ASSETS (100%)		$807,949

(a)	Non-income producing security.
(b)	Security was valued at fair value — At March 31, 2008, the Fund held $41,059,000 of fair valued securities, representing 5.1% of net assets.
(c)	Security has been deemed illiquid at March 31, 2008.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $101,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $64,321,000 and $242,270,000, respectively.

(e)

The approximate market value and percentage of the investments, $781,323,000 and 99.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $606,541,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $181,043,000 of which $234,717,000 related to appreciated securities and $53,674,000 related to depreciated securities.

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 - Quoted Prices	$4,715	$—
Level 2 - Other Significant Observable Inputs	782,869	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$787,584	$—

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities (000)	Other Financial Instruments (000)
Balance as of 12/31/07	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of 3/31/08	$—	$—
The amount of total realized gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$—	$—

Security Valuation — Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley India Investment Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 20, 2008